PIMCO Senior Loan and Short-Term Active ETF Shareholder Fees	Jun. 30, 2026 USD ($)
PIMCO Senior Loan and Short-Term Active ETF | PIMCO Senior Loan Active Exchange-Traded Fund
Prospectus [Line Items]
Shareholder Fee, Other